DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2022
Document and Entity Information [abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Registrant Name	EQUINOR ASA
Entity Central Index Key	0001140625
Address Line 1	FORUSBEEN 50, N-4035
Name of the City or Town	STAVANGER
Entity Address Country	NO
Entity File Number	1-15200